Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment

The following is a summary of DPL’s Property, plant and equipment with corresponding composite depreciation rates at December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
$ in millions		Composite Rate		Composite Rate (a)
Regulated:
Transmission	$223.2	4.1%	$242.7	4.0%
Distribution	1,289.8	4.5%	1,197.5	4.9%
General	13.2	8.5%	13.7	7.1%
Non-depreciable	60.4	N/A	64.7	N/A
Total regulated	1,586.6		1,518.6
Unregulated:
Production / Generation	—	N/A	0.2	N/A
Other	21.2	6.7%	21.1	7.0%
Non-depreciable	7.8	N/A	4.2	N/A
Total unregulated	29.0		25.5

Total property, plant and equipment in service	$1,615.6	4.3%	$1,544.1	5.0%

(a)	Composite rates for 2017 include property classified in non-current assets of discontinued operations and held-for-sale businesses.

In June 2018, DP&L closed on a transmission asset transaction with Duke and AEP, where ownership stakes in certain previously co-owned transmission assets were exchanged to eliminate co-ownership. Each previously co-owned transmission asset became wholly-owned by one of DP&L, Duke or AEP after the transaction. This transaction also resulted in cash proceeds to DP&L of $10.6 million and no gain or loss was recorded on the transaction.

AROs
We recognize AROs in accordance with GAAP which requires legal obligations associated with the retirement of long-lived assets to be recognized at their fair value at the time those obligations are incurred. Upon initial recognition of a legal liability, costs are capitalized as part of the related long-lived asset and depreciated over the useful life of the related asset. Our legal obligations are associated with the retirement of our long-lived assets, consisting primarily of river intake and discharge structures, coal unloading facilities, loading docks, ice breakers and ash disposal facilities. Our generation AROs related to Conesville, the closed Hutchings EGU, and the previously owned Beckjord Facility are recorded within Asset retirement obligations on the consolidated balance sheets. The generation AROs related to our other retired or sold generation facilities are recorded in Non-current liabilities of discontinued operations and held-for-sale businesses on the consolidated balance sheets and are excluded from the table below. See Note 15 – Discontinued Operations for additional information.

Estimating the amount and timing of future expenditures of this type requires significant judgment. Management routinely updates these estimates as additional information becomes available.

Changes in the Liability for AROs

$ in millions
Balance at December 31, 2016	$15.0
Calendar 2017
Revisions to cash flow and timing estimates	(0.1)
Accretion expense	0.4
Settlements	(0.2)
Balance at December 31, 2017	15.1
Calendar 2018
Revisions to cash flow and timing estimates	(2.6)
Accretion expense	0.3
Settlements (a)	(3.4)
Balance at December 31, 2018	$9.4

(a)	Primarily includes settlement related to transfer of Beckjord Facility. See Note 16 – Dispositions for additional information.

See Note 5 – Fair Value for further discussion on ARO revisions to cash flow and timing estimates.

Asset Removal Costs
We continue to record costs of removal for our regulated transmission and distribution assets through our depreciation rates and recover those amounts in rates charged to our customers. There are no known legal AROs associated with these assets. We have recorded $139.1 million and $132.8 million in estimated costs of removal at December 31, 2018 and 2017, respectively, as regulatory liabilities for our transmission and distribution property. These amounts represent the excess of the cumulative removal costs recorded through depreciation rates versus the cumulative removal costs actually incurred. See Note 3 – Regulatory Matters for additional information.

Changes in the Liability for Transmission and Distribution Asset Removal Costs

$ in millions
Balance at December 31, 2016	$126.5
Calendar 2017
Additions	12.0
Settlements	(5.7)
Balance at December 31, 2017	132.8
Calendar 2018
Additions	14.3
Settlements	(8.0)
Balance at December 31, 2018	$139.1